Document and Entity Information Document	Oct. 29, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38047
Entity Tax Identification Number	45-0491516
Entity Address, Address Line One	5501 Headquarters Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	801-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	RCII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	RENT A CENTER INC DE
Entity Central Index Key	0000933036
Amendment Flag	false